Employee Benefits - Summary of Defined Benefit Plan Expected Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2018 MXN ($)
Disclosure of defined benefit plans [line items]
2019	$ 753
2020	434
2021	371
2022	366
2023	423
2024 to 2028	2,422
Pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
2019	630
2020	340
2021	284
2022	286
2023	345
2024 to 2028	2,000
Seniority premiums [member]
Disclosure of defined benefit plans [line items]
2019	101
2020	71
2021	63
2022	56
2023	53
2024 to 2028	257
Post retirement medical services [member]
Disclosure of defined benefit plans [line items]
2019	22
2020	23
2021	24
2022	24
2023	25
2024 to 2028	$ 165